Note 16 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Weighted Average Exercise Price	Option Shares
Outstanding at January 1, 2013	$1.57	2,010,000
Granted		-
Exercised		-
Expired		-
Forfeited	$2.00	(100,000)
Outstanding at December 31, 2013	$1.57	1,910,000

Options exercisable at December 31, 2013	$1.60	1,778,750

Outstanding at January 1, 2012	$1.68	1,760,000
Granted	$0.77	250,000
Exercised		-
Expired		-
Forfeited		-
Outstanding at December 31, 2012	$1.57	2,010,000

Options exercisable at December 31, 2012	$1.65	1,816,250

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
Range of Prices			Options Outstanding	Options Outstanding Weighted Avg. Remaining Contracutal Term in Years	Options Outstanding Weighted Avg. Exercise Price	Options Exercisable	Options Excercisable Weighted Avg. Exercise Price
	$.77		250,000	8	$0.77	125,000	$0.77
$1.00	–	1.15	575,000	5	1.01	568,750	1.01
$1.89	–	2.11	1,085,000	5	2.01	1,085,000	2.01
$ .77	–	2.11	1,910,000	6	$1.57	1,778,750	$1.60

Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]
Issue date	Number of warrants	Expiration Date	Exercise Price per share
December 2009	100,000	December 2014	$1.25
September 2012	50,000	December 2015	$0.50
Total	150,000